Equity (Details Narrative)		1 Months Ended		12 Months Ended
	Dec. 07, 2018 USD ($) integer $ / shares shares	Aug. 31, 2018 USD ($) shares	Jul. 31, 2018 USD ($) shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2018 USD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2018 CNY (¥)
Common stock shares, par value | $ / shares				$ 0.0001	$ 0.0001
Common stock shares, authorized | shares				500,000,000	500,000,000
Common stock shares issued | shares				22,354,793	22,354,793
Common stock shares outstanding | shares				22,354,793	22,354,793
Subscription receivable				$ 2,354,793		$ 2,354,793
Variable interest entity registered capital							$ 3,600,000
Variable interest entity paid in capital				4,221,843	$ 4,221,843
Restricted net assets				$ 2,149,535	$ 1,994,628
VIE activities description				PRC Operating Companies is required to set aside at least 10% of its after-tax profits each year, if any, to fund certain statutory reserve funds until such reserve funds reach 50% of its registered capital.
RMB [Member]
Variable interest entity registered capital | ¥								¥ 23,000,000
United World Holding Group Ltd [Member]
Number of shares issued in transaction | shares	2,354,793	20,000,000	20,000,000
Price per share | $ / shares	$ 1.00
Number of shareholders | integer	58
Consideration received per transaction	$ 2,354,793	$ 2,000	$ 2,000